Bank borrowings - Additional information (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Line of credit					$ 6,956,000	¥ 50,000,000
Borrowings utilized			$ 1,391,000	¥ 10,000,000
Bank borrowings			$ 27,127,000				$ 15,539,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Interest rate			3.00%
Secured Debt
Debt Instrument [Line Items]
Bank borrowings			$ 27,823,000				$ 22,445,000
Spread on variable basis rate	0.15%	0.15%